Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating losses	$ 198,090	$ 185,239
Valuation allowance	(198,090)	(185,239)
Net deferred income tax assets